Outstanding Debt - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2019	May 23, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 06, 2019	Apr. 30, 2019	Sep. 21, 2018
Debt Instrument [Line Items]
Debt instrument, principal face amount				$ 4,500,000
Series D Preferred Shares [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Preferred stock, stated value	$ 1,160,000
Proceeds from exchange of senior secured promissory note	400,000
Issuance of senior secured promissory note in exchange of preferred stock	$ 1,560,000
Maturity date	Apr. 01, 2020
Senior Secured Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, principal face amount					$ 2,000,000
Interest rate					8.00%
Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal face amount		$ 3,300,000
Interest rate		8.00%
Maturity period		6 months
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Debt instrument, principal face amount							$ 9,400,000
Interest rate							8.00%
Debt instrument maturity start date			Dec. 31, 2018	Dec. 31, 2018
Debt instrument maturity end date			Mar. 31, 2021	Mar. 31, 2021
8.0% 2018 Notes [Member] | Short Term Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, notice of default description			Company received notices of default from the investors in the 2018 Notes which resulted in a 25%, or $1.1 million, increase in principal and an increase in the interest rates from 8% to 18%.
Debt instrument, default amount percentage						25.00%
Debt instrument, default amount						$ 1,100,000
Increase in interest rate on notes in event of default						18.00%
Series D Warrants [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants					5,605
Pre-Funded Series D Warrants [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants					100,000